UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The New York State Opportunity Funds

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

 (Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

(Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

New York Equity Fund

ALBANY MOLECULAR

Ticker Symbol:AMRI	Cusip Number:012423109
Record Date: 4/11/2006	Meeting Date: 6/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A

AROTECH CORP.

Ticker Symbol:ARTX	Cusip Number:042682104
Record Date: 5/16/2005	Meeting Date: 7/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
1	Directors	For	Issuer	For	With

BEAR STEARNS

Ticker Symbol:BSC	Cusip Number:073902108
Record Date: 2/13/2006	Meeting Date: 4/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A
2	Amendment to the Capital Accumulation Plan for Senior Managing Directors	For	Issuer	For	With
3	ratify Deloitte & Touche as Independent Auditors for fiscal year ending November 30, 2006	For	Issuer	For	With

CITIGROUP

Ticker Symbol:C	Cusip Number:172967101
Record Date: 2/24/2006	Meeting Date: 4/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A
2	ratify KPMG as Accounting firm for 2006	For	Issuer	For	With
3	amend article fourth of the restated certificate of incorporation	For	Issuer	For	With
4	amend article eighth of the restated certificate of incorporation	For	Issuer	For	With
5	amend ninth of the restated certificate of incorporation	For	Issuer	For	With
6	requesting no future new stock option grants and no renewal or repricing of current stock options	Against	Stockholder	Against	With
7	requesting a report on political contributions	Against	Stockholder	Against	With
8	requesting a report on charitable contributions	Against	Stockholder	Against	With
9	requesting the adoption of a policy regarding performance based equity compensation for senior executives	Against	Stockholder	Against	With
10	regarding reimbursement of expenses incurred by a stockholder in a contested election of directors	Against	Stockholder	Against	With
11	requesting that the chairman of the board have no management duties, titles or responsibities	Against	Stockholder	Against	With
12	requesting the recoupment of management bonuses in the event of a restatement of earnings	Against	Stockholder	Against	With

CONMED CORP.

Ticker Symbol:CNMD	Cusip Number:207410101
Record Date: 3/31/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A
2	appointment of PWC as Independent Accountants for 2006	For	Issuer	For	With
3	approval of the 2006 stock incentive plan	For	Issuer	For	With

CORNING

Ticker Symbol:GLW	Cusip Number:219350105
Record Date: 2/27/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	N/A	N/A
2	Amend 2002 worldwide employee share repurchase plan	For	Issuer	For	With
3	Adoption of the 2006 Variable compensation plan	For	Issuer	For	With
4	Amendment of the 2003 Equity Plan for non-employee Directors	For	Issuer	For	With
5	ratify PWC as Independent Auditors for 2006	For	Issuer	For	With
6	election of each director annually	Against	Stockholder	Against	With

GOLDMAN SACHS

Ticker Symbol:GS	Cusip Number:38141G104
Record Date: 1/30/2006	Meeting Date: 3/31/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A
2	amendment to the Golman Sachs restricted partner compensation plan	For	Issuer	For	With
3	ratify appointment of PWC as Auditors for 2006	For	Issuer	For	With

IBM

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 2/24/2006	Meeting Date: 4/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	N/A	N/A
2	appointment of IRPA firm	For	Issuer	For	With
3	cumulative	Against	Stockholder	Against	With
4	jPension and Retirement Medical	Against	Stockholder	Against	With
5	executive compensation	Against	Stockholder	Against	With
6	disclosure of executive compensation	Against	Stockholder	Against	With
7	Offshoring	Against	Stockholder	Against	With
8	China business principles	Against	Stockholder	Against	With
9	Political contributions	Against	Stockholder	Against	With
10	majority voting for directors	Against	Stockholder	Against	With
11	Simple majority vote	Against	Stockholder	Against	With

JPMORGAN

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 3/17/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	N/A	N/A
2	Appointment of IRPA firm	For	Issuer	For	With
3	stock options	Against	Stockholder	Against	With
4	performance based restricted stock	Against	Stockholder	Against	With
5	separate chiarman	Against	Stockholder	Against	With
6	sexual orientation	Against	Stockholder	Against	With
7	special shareholder meetings	Against	Stockholder	Against	With
8	lobbying priorities report	Against	Stockholder	Against	With
9	plitical contibutions report	Against	Stockholder	Against	With
10	poison pill	Against	Stockholder	Against	With
11	cummulative voting	Against	Stockholder	Against	With
12	bonus recoupment	Against	Stockholder	Against	With
13	overcommitted directors	Against	Stockholder	Against	With

LEHMAN BROTHERS

Ticker Symbol:LEH	Cusip Number:524908100
Record Date: 2/10/2006	Meeting Date: 4/5/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A
2	ratify selection of Ernst & Young LLP as Auditors for 2006	For	Issuer	For	With
3	Amendment to the company's restated certificate of incorporation to incresase the number of authorized shares of common stock from 600 million to 1.2 billion	For	Issuer	For	With
4	amendment to the company's restated certificate of incorporation to provide for annual election of all directors	For	Issuer	For	With

M & T BANK

Ticker Symbol:MTB	Cusip Number:55261F104
Record Date: 2/28/2006	Meeting Date: 4/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A
2	ratify PWC as IP Accountants for year ending 12/31/06	For	Issuer	For	With

MARTHA STEWART LINING OMNIMEDIA

Ticker Symbol:MSO	Cusip Number:573083102
Record Date: 3/27/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A

MECHANICAL TECHNOLOGY

Ticker Symbol:MKTY	Cusip Number:583538103
Record Date: 3/15/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	N/A	N/A
2	Mechanical Technology 2006 Equity Incentative Plan;	For	Issuer	For	With

OSI PHARMACEUTICALS

Ticker Symbol:OSIP	Cusip Number:671040103
Record Date: 4/21/2006	Meeting Date: 6/14/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A
2	Proposal to amend the Amended and Restated Bylaws to permit stockholders under certain circumstances to call special meetings	For	Issuer	For	With
3	ratify KPMG as Independent registered public accounting firm for the fiscal year ending Dec. 31, 2006	For	Issuer	For	With

REGENRON PHARMACEUTICAL INC.

Ticker Symbol:REGN	Cusip Number:75886F107
Record Date: 4/13/2006	Meeting Date: 6/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A
2	ratify the appointment of PWC as IRPA firm	For	Issuer	For	With

SIRIUS SATELLITE RADIO

Ticker Symbol:SIRI	Cusip Number:82966U103
Record Date: 4/3/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	N/A	N/A

SYMBOL TECHNOLOGIES

Ticker Symbol:SBL	Cusip Number:871508107
Record Date: 3/24/2006	Meeting Date: 5/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	N/A	N/A
2	appointment of Ernst & Young LLP as company's IRPA firm for 2006	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

* Gregg A. Kidd

Chief Executive Officer

By /s/Daniel F. Raite

* Daniel F. Raite

Chief Financial Officer

Date: August 28, 2006

*Print the name and title of each signing officer under his or her signature.